IIE-Q1

Quarterly Report
September 30, 2025
MFS®  International Equity Fund

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace & Defense – 3.8%
MTU Aero Engines Holding AG	589,885	$270,719,548
Rolls-Royce Holdings PLC	54,641,945	874,506,627
		$1,145,226,175
Airlines – 1.7%
Ryanair Holdings PLC, ADR	8,718,124	$525,005,427
Alcoholic Beverages – 2.2%
Carlsberg Group	2,915,740	$338,806,507
Pernod Ricard S.A.	3,397,528	334,062,752
		$672,869,259
Apparel Manufacturers – 3.7%
Compagnie Financiere Richemont S.A.	3,516,111	$674,667,456
LVMH Moet Hennessy Louis Vuitton SE	715,304	437,682,915
		$1,112,350,371
Automotive – 2.8%
Compagnie Generale des Etablissements Michelin	5,851,256	$210,173,075
DENSO Corp.	23,680,900	341,958,697
Suzuki Motor Corp.	20,158,300	294,499,153
		$846,630,925
Brokerage & Asset Managers – 2.9%
Deutsche Boerse AG	2,015,381	$540,104,935
London Stock Exchange Group PLC	2,883,235	331,087,933
		$871,192,868
Business Services – 4.5%
Compass Group PLC	17,598,917	$598,583,534
Edenred	6,955,830	165,742,267
Experian PLC	10,005,870	503,918,393
Tata Consultancy Services Ltd.	3,117,970	101,431,145
		$1,369,675,339
Computer Software – 4.5%
Check Point Software Technologies Ltd. (a)	2,092,250	$432,907,447
Dassault Systemes SE	4,593,858	154,532,748
SAP SE	2,874,822	770,715,328
		$1,358,155,523
Computer Software - Systems – 5.1%
Amadeus IT Group S.A.	5,283,504	$418,172,321
Capgemini	2,654,147	386,223,600
Hitachi Ltd.	28,143,900	747,915,793
		$1,552,311,714
Construction – 1.6%
Compagnie de Saint-Gobain S.A.	4,505,373	$490,818,126
Consumer Products – 1.5%
Beiersdorf AG	3,439,333	$359,831,706
Kose Corp. (l)	2,362,800	94,729,291
		$454,560,997

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 5.5%
Legrand S.A.	2,081,328	$347,188,994
Mitsubishi Electric Corp.	20,149,500	518,163,089
Schneider Electric SE	2,912,830	822,307,516
		$1,687,659,599
Electronics – 3.0%
Hoya Corp.	961,800	$133,163,302
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,802,579	782,732,289
		$915,895,591
Energy - Integrated – 2.7%
Eni S.p.A. (l)	19,331,082	$337,393,634
Galp Energia SGPS S.A., “B”	12,869,975	244,032,827
Suncor Energy, Inc.	5,658,591	236,801,279
		$818,227,740
Food & Beverages – 1.8%
Nestle S.A.	6,134,246	$563,066,836
Food & Drug Stores – 1.9%
Seven & I Holdings Co. Ltd.	17,689,100	$238,151,253
Tesco PLC	57,741,641	345,960,746
		$584,111,999
Insurance – 5.5%
AIA Group Ltd.	47,478,289	$455,445,521
Intact Financial Corp.	994,632	193,516,208
Prudential PLC	16,886,741	237,706,949
Sompo Holdings, Inc.	9,633,100	298,011,512
Sony Financial Holdings, Inc. (a)	5,682,155	6,301,339
Zurich Insurance Group AG	661,301	472,018,756
		$1,663,000,285
Interactive Media Services – 0.9%
LY Corp.	89,105,900	$286,866,951
Leisure & Toys – 4.8%
NetEase, Inc.	11,674,700	$355,254,012
Sony Group Corp.	22,270,400	641,374,268
Tencent Holdings Ltd.	5,480,300	466,905,968
		$1,463,534,248
Machinery & Tools – 2.1%
Daikin Industries Ltd.	2,808,000	$324,310,377
KONE Oyj	4,841,095	330,295,386
		$654,605,763
Major Banks – 10.4%
BNP Paribas S.A.	5,912,343	$538,958,330
DBS Group Holdings Ltd.	8,544,226	338,801,628
ING Groep N.V.	21,424,365	558,340,794
NatWest Group PLC	59,472,774	417,201,415
Sumitomo Mitsui Financial Group, Inc.	16,012,500	452,163,506
Toronto-Dominion Bank	3,992,058	319,204,005
UBS Group AG	13,503,277	555,100,812
		$3,179,770,490

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 3.5%
EssilorLuxottica	615,476	$200,753,377
Olympus Corp.	20,762,600	262,682,656
QIAGEN N.V.	5,173,721	229,785,337
Sonova Holding AG	580,879	159,162,754
Terumo Corp.	12,960,600	214,103,836
		$1,066,487,960
Metals & Mining – 0.7%
Rio Tinto PLC	3,197,759	$210,732,943
Natural Gas - Distribution – 1.5%
ENGIE S.A.	21,976,131	$470,998,653
Other Banks & Diversified Financials – 3.5%
AIB Group PLC	40,776,026	$370,051,543
HDFC Bank Ltd.	16,452,045	176,214,834
Intesa Sanpaolo S.p.A.	77,809,455	514,562,590
		$1,060,828,967
Pharmaceuticals – 6.7%
Merck KGaA	3,188,674	$410,158,135
Novartis AG	5,090,559	654,597,671
Novo Nordisk A.S., “B”	5,042,203	278,307,991
Roche Holding AG	2,161,663	711,470,841
		$2,054,534,638
Printing & Publishing – 1.5%
RELX PLC	9,574,019	$457,276,419
Railroad & Shipping – 0.9%
Canadian National Railway Co.	2,759,613	$260,231,506
Specialty Chemicals – 5.6%
Air Liquide S.A.	4,172,533	$868,351,433
FUJIFILM Holdings Corp.	12,296,910	306,081,926
Linde PLC	193,011	91,680,225
Shin-Etsu Chemical Co. Ltd.	13,229,900	434,152,921
		$1,700,266,505
Specialty Stores – 0.5%
ZOZO, Inc. (l)	17,972,600	$165,282,050
Tobacco – 1.3%
British American Tobacco PLC	7,504,230	$398,348,565
Total Common Stocks		$30,060,524,432
Mutual Funds (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 4.19% (v)	271,211,992	$271,239,113

Other Assets, Less Liabilities – 0.5%		160,668,812
Net Assets – 100.0%		$30,492,432,357

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $271,239,113 and
$30,060,524,432, respectively.

(l)	A portion of this security is on loan. See Note 2 for additional information.

Portfolio of Investments (unaudited) – continued
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$5,759,911,920	$—	$—	$5,759,911,920
France	470,998,653	4,956,795,133	—	5,427,793,786
United Kingdom	2,634,600,887	1,740,722,637	—	4,375,323,524
Switzerland	563,066,836	3,227,018,290	—	3,790,085,126
Germany	270,719,548	2,310,595,441	—	2,581,314,989
Canada	1,009,752,998	—	—	1,009,752,998
Ireland	525,005,427	370,051,543	—	895,056,970
Italy	337,393,634	514,562,590	—	851,956,224
China	822,159,980	—	—	822,159,980
Other Countries	2,718,019,596	1,829,149,319	—	4,547,168,915
Investment Companies	271,239,113	—	—	271,239,113
Total	$15,382,868,592	$14,948,894,953	$—	$30,331,763,545
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At September 30, 2025, the value of securities loaned was $129,805,772. These loans were collateralized by U.S. Treasury Obligations (held by the custodian or a triparty custodian) of $142,788,009.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$412,183,727	$1,517,755,563	$1,658,772,446	$85,880	$(13,611)	$271,239,113

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,807,728	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2025, are as follows:
Japan	19.0%
France	17.9%
United Kingdom	14.4%
Switzerland	12.5%
Germany	8.5%
Canada	3.3%
Ireland	2.9%
Italy	2.8%
China	2.7%
Other Countries	16.0%